Annual Total Returns [BarChart] - Equity Growth Strategy Fund - Equity Growth Strategy Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(6.22%)
Annual Return 2012	15.68%
Annual Return 2013	19.81%
Annual Return 2014	3.48%
Annual Return 2015	(3.87%)
Annual Return 2016	10.85%
Annual Return 2017	17.55%
Annual Return 2018	(9.45%)
Annual Return 2019	20.09%
Annual Return 2020	8.26%